INVENTORY (Details) - USD ($)	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CBD Energy Water	$ 147,199		$ 159,813	$ 107,719
Hemp Energy Drink	303,918		343,119	393,021
Storm CBD Water	29,938		28,692	41,760
Ooh La Lemin Drink	165,966
Merchandise and Apparel	12,149		11,948	26,304
Unfilled Cans, Trays and Sleeves	108,788		38,705	86,459
Miscellaneous Beverages	32,177		33,225
Other Inventory	59,877		43,362	31,659
Point of Sale Inventory	1,640		1,640
Total Inventory	$ 861,652		660,504	686,922
S and S Beverage [Member]
Lemin		$ 234,885	234,885	143,686
Trays, Cans and Sleeves		5,912	5,912	87,064
Raw Materials				24,246
Total Inventory		$ 240,797	$ 240,797	$ 254,996